Loss Per Share - Summary of Loss Per Share (Parenthetical) (Details) - CAD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Equity Classified warrants	0.3	0.4	0.1
Derivative warrants	10.1	9.9	0.2
Simple warrants	0.2	0.3	0.3
Performance warrants	0.1	0.1	0.2
Stock options	$ 40	$ 40	$ 70
RSUs Exercisable	$ 1,400	$ 800	$ 200